Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
Income Taxes

(18) Income Taxes

The Company’s income from operations before taxes consisted of the following for the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
U.S.	$80,318	$64,047	$78,114
Foreign	25,005	(679)	(15,449)
Total pre-tax book income	$105,323	$63,368	$62,665

Income tax expense based on the Company’s income before income taxes consisted of the following for the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
Current:
U.S. federal	$19,590	$19,033	$26,766
State and local	4,495	3,554	5,503
Foreign	4,264	2,549	1,216
Total current	$28,349	$25,136	$33,485
Deferred:
U.S. federal	$6,890	$1,639	$11,648
State and local	1,226	795	(1,901)
Foreign	2,877	604	(1,214)
Total deferred	10,993	3,038	8,533
Total income tax expense	$39,342	$28,174	$42,018

Income tax expense differs from amounts computed by applying the U.S. federal statutory tax rate to income before taxes as follows for the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
Income tax expense, at the statutory rate of 35.0%	$36,863	$22,179	$21,932
Provision to return and deferred tax adjustments	145	1,705	(1,637)
State tax, net of federal benefit	3,504	2,717	2,275
Permanent adjustments	1,810	173	(115)
Foreign subsidiary tax rate differences	(5,035)	(985)	1,252
Impact of entity restructuring	—	—	15,501
Gain on divestiture	3,465	—	—
Other	(773)	338	(6)
Subtotal	39,979	26,127	39,202
Change in valuation allowance	(637)	2,047	2,816
Total income tax expense	$39,342	$28,174	$42,018

Income tax expense for the year ended December 31, 2015 relates primarily to consolidated income generated from the Company’s U.S. and U.K. operations. The increase in income tax expense compared to the prior year, is primarily related to an overall increase in earnings, as well as the divestiture of the Company’s retail-cash-in-transit operation in the U.K.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 were as follows:

	2015	2014
	(In thousands)
Current deferred tax assets:
Reserve for receivables	$411	$267
Accrued liabilities and inventory reserves	6,019	6,746
Net operating loss carryforward	—	4,566
Unrealized losses on interest rate swap contracts	8,971	11,365
Other	1,043	1,503
Subtotal	16,444	24,447
Valuation allowance	(100)	(144)
Current deferred tax assets	16,344	24,303
Noncurrent deferred tax assets:
Net operating loss carryforward	17,282	15,326
Unrealized loss on interest rate swap contracts	8,411	10,078
Stock-based compensation	10,755	8,057
Asset retirement obligations	3,042	2,757
Tangible and intangible assets	17,322	26,107
Deferred revenue	434	497
Other	5,593	4,536
Subtotal	62,839	67,358
Valuation allowance	(12,221)	(13,580)
Noncurrent deferred tax assets	50,618	53,778
Noncurrent deferred tax liabilities:
Tangible and intangible assets	(60,418)	(59,035)
Asset retirement obligations	(123)	(173)
Noncurrent deferred tax liabilities	(60,541)	(59,208)

Net deferred tax asset	$6,421	$18,873

We assess our deferred tax asset valuation allowances at the end of each reporting period. The determination of whether a valuation allowance for deferred tax assets is needed is subject to considerable judgment and requires an evaluation of all available positive and negative evidence. Based on the assessment at December 31, 2015, and the weight of all available evidence, we concluded that maintaining the deferred tax asset valuation allowance for certain of our entities was appropriate, as we currently believe that it is more likely than not that these tax assets will not be realized. However, with increased recent profitability and increasing visibility into projected profitability in the U.K., we believe it is possible that the valuation allowance associated with certain U.K. entities could be reduced or removed in future periods.

The deferred tax benefits associated with the Company’s net unrealized losses on derivative instruments have been reflected within the Accumulated other comprehensive loss, net, line item in the accompanying Consolidated Balance Sheets.

As of December 31, 2015, the Company had $8.3 million in U.S. federal net operating loss carryforwards that will begin expiring in 2021, $57.1 million in net operating loss carryforwards in the U.K. not subject to expiration, and $11.5 million in net operating loss carryforwards in Mexico that will begin expiring in 2016. The deferred tax benefits associated with such carryforwards in Mexico, to the extent they are not offset by deferred tax liabilities, have been fully reserved for through a valuation allowance.

The Company files U.S., state, and foreign income tax returns in jurisdictions with varying statutes of limitations. With few exceptions, the Company is not subject to income tax examination by tax authorities for years before 2011.

The Company currently believes that the unremitted earnings of its foreign subsidiaries of approximately $15.3 million will be indefinitely reinvested in the corresponding country of origin, and therefore, has not recognized deferred tax liabilities of $2.7 million as of December 31, 2015.